Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
18.  Commitments and Contingencies

Commitments:  The Company has an employment agreement with its Chief Executive Officer, which expires in February 2015.  The aggregate commitment for future salaries, excluding bonuses, was approximately $0.9 million.  Contractual salaries expense was $255,000 and $939,000 for the years ended December 31, 2011 and 2010, respectively.

Contingencies:  The Company is subject to legal proceedings and claims which arise in the ordinary course of its business and/or which are covered by insurance that it believes individually and in the aggregate will not have a material adverse effect on the consolidated financial position or operations of the Company.

Operating leases:  Certain premises are occupied under operating leases that expire at varying dates through 2013.  Certain of these leases provide for the payment of real estate taxes and other occupancy costs.  Future minimum lease payments due under operating leases at December 31, 2011 aggregating $333,000 are as follows: $262,000 - 2012, $71,000 - 2013, $0 – 2014 through 2016.  Rent expense was $290,000 and $395,000 for the years ended December 31, 2011 and 2010, respectively.